Fair Value Measurements - Schedule of fair value of the warrant and forward purchase agreement liabilities (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative warrant liabilities beginning balance	$ 7,492,500
Issuance of private warrants		$ 5,265,000
Change in fair value of warrant liabilities	607,500	2,227,500
Derivative warrant liabilities ending balance	$ 8,100,000	$ 7,492,500